NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Multi-Manager Large Cap Growth Fund

     Supplement dated June 23, 2008 to the
Prospectus dated March 24, 2008 (as revised May 1, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective June 2, 2008, Lawrence Fisher has been added as a portfolio manager to the portion of the Fund managed by Neuberger Berman Management Inc. The section titled “Neuberger Berman” under “Portfolio Management” on page 5 is amended as follows:

Neuberger Berman

Lawrence Fisher is a Vice President of Neuberger Berman. He has been with Neuberger Berman since 1998 and is a portfolio manager for the Large Cap Disciplined Growth team. Mr. Fisher received a B.S. from Rutgers University and an M.B.A. from New York University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NPS-MM-LCG 6/08

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Multi-Manager Large Cap Value Fund

     Supplement dated June 23, 2008 to the
Prospectus dated March 24, 2008 (as revised May 1, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective June 2, 2008, James Francis has been added as a portfolio manager to the portion of the Fund managed by Deutsche Asset Management, replacing Jin Chen. All references to Jin Chen in the section titled “Deutsche” under “Portfolio Management” on page 6 are hereby deleted and the section is amended as follows:

Deutsche

James Francis, CFA, is Director and portfolio manager for Active Quantitative Equity: New York. He joined Deutsche in 2008, previously serving as Senior Vice President, Senior Portfolio Manager with Northern Trust from 2005 to 2008, and Principal at State Street Global Advisors from 1987 to 2005. He received a BS from the University of Massachusetts, Amherst.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NPS-MM-LCV 6/08